UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2017

Date of reporting period: October 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

OCT    10.31.16

SEMI-ANNUAL REPORT

AB GOVERNMENT RESERVES PORTFOLIO

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class 1
Actual	$1,000	$1,000.80	$1.46	0.29%
Hypothetical**	$1,000	$1,023.74	$1.48	0.29%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

AB GOVERNMENT RESERVES PORTFOLIO •	1

Expense Example

PORTFOLIO OF INVESTMENTS

October 31, 2016 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 101.7%
U.S. Government & Government Sponsored Agency Obligations – 89.6%
Federal Farm Credit Bank
11/09/16(a)	0.460%	$20,000	$20,000,478
12/19/16(a)	0.460%	10,000	10,000,800
3/30/17(a)	0.470%	2,000	2,000,250
11/04/16	0.480%	8,000	8,000,066
12/30/16(a)	0.480%	5,000	5,000,615
11/14/16(a)	0.485%	10,000	10,000,597
11/22/16(a)	0.514%	5,000	5,000,487
5/25/17(a)	0.524%	5,000	4,999,637
12/28/16(a)	0.525%	16,145	16,148,923
11/29/16(a)	0.534%	10,000	9,999,495
8/28/17(a)	0.540%	12,000	12,000,995
11/14/16(a)	0.545%	5,000	4,999,912
5/08/17(a)	0.560%	1,550	1,550,006
7/25/17(a)	0.564%	10,000	10,000,806
8/04/17(a)	0.571%	10,000	10,002,306
9/13/17(a)	0.581%	7,500	7,501,356
2/06/17	0.590%	3,000	3,000,452
1/30/17(a)	0.614%	15,000	15,000,000
2/16/17(a)	0.615%	15,000	14,999,828
11/21/16(a)	0.620%	1,245	1,245,115
11/23/16	0.625%	15,000	15,002,570
2/06/17	0.640%	5,000	5,001,685
4/24/17(a)	0.654%	10,000	10,012,196
9/14/17(a)	0.730%	2,300	2,303,632
12/27/16	4.950%	4,000	4,027,576
Federal Home Loan Bank
11/10/16(a)	0.505%	10,000	10,000,000
1/11/17(a)	0.510%	10,000	9,999,989
6/09/17(a)	0.520%	10,000	10,000,000
1/17/17(a)	0.535%	5,000	5,000,000
1/23/17(a)	0.609%	4,000	4,001,879
2/06/17(a)	0.618%	10,000	10,000,000
11/23/16	0.625%	10,000	10,001,523
2/17/17(a)	0.669%	4,000	4,000,853
12/01/16(a)	0.682%	5,000	4,999,959
2/13/17	0.750%	1,650	1,651,013
Federal Home Loan Bank Discount Notes
11/02/16	0.200%	10,000	9,999,875
11/18/16	0.200%	5,000	4,998,706
11/23/16	0.200%	10,000	9,996,474
11/30/16	0.200%	5,000	4,997,591
12/02/16	0.210%	10,000	9,994,963
1/25/17	0.320%	10,000	9,988,548
3/31/17	0.410%	7,500	7,485,406
4/07/17	0.460%	10,000	9,978,674

2	• AB GOVERNMENT RESERVES PORTFOLIO

Portfolio of Investments

	Yield*	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp.
1/27/17	0.500%	$6,399	$6,400,128
11/01/16	0.625%	4,528	4,528,000
1/27/17	0.700%	2,000	2,000,852
Federal National Mortgage Association
8/16/17(a)	0.545%	10,000	9,999,387
1/26/17(a)	0.549%	12,400	12,407,181
4/27/17	1.125%	3,450	3,460,032
1/30/17	1.250%	5,000	5,009,581
11/15/16	1.375%	2,532	2,532,968
2/13/17	5.000%	992	1,004,549
U.S. Treasury Notes
1/31/17(a)	0.424%	21,977	21,981,634
2/28/17	0.500%	10,000	10,000,266
3/31/17	0.500%	10,000	10,000,000
10/31/17(a)	0.508%	5,000	4,991,859
2/15/17	0.625%	10,000	10,004,400
3/15/17	0.750%	10,000	10,007,151
2/28/17	0.875%	5,000	5,006,314
4/15/17	0.875%	10,000	10,018,311
4/30/17	0.875%	20,000	20,038,087
3/31/17	1.000%	10,000	10,020,409

			504,306,345

Repurchase Agreements – 12.1%
Mizuho Securities USA 0.34%, dated 10/31/16 due 11/01/16 in the amount of $25,000,236 (collateralized by $24,550,800 U.S. Treasury Note, 2.00% due 11/30/20 to 5/31/21, value $25,500,096)		25,000	25,000,000
RBC Capital Markets, LLC 0.32%, dated 10/31/16 due 11/01/16 in the amount of $25,000,222 (collateralized by $67,232,606 Federal Home Loan Mortgage Corp. and Federal National Mortgage Association, 1.782% to 5.769% due 1/01/19 to 6/01/46, value $25,500,001)		25,000	25,000,000

AB GOVERNMENT RESERVES PORTFOLIO •	3

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Toronto-Dominion Bank NY 0.29%, dated 10/31/16 due 1101/16 in the amount of $18,000,145 (collateralized by $13,937,700 U.S. Treasury Bill and U.S. Treasury Bond 0.00% to 4.50% due 9/14/17 to 8/15/39, value $18,360,027)	$18,000	$18,000,000

		68,000,000

Total Investments – 101.7% (cost $572,306,345)		572,306,345
Other assets less liabilities – (1.7)%		(9,680,062)

Net Assets – 100.0%		$562,626,283

*	Represents annualized yield at date of reporting or stated coupon.

(a)	Floating Rate Security. Stated interest rate was in effect at October 31, 2016.

See notes to financial statements.

4	• AB GOVERNMENT RESERVES PORTFOLIO

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

October 31, 2016 (unaudited)

Assets
Investments in securities, at value (cost $572,306,345)	$572,306,345
Cash	207,310
Interest receivable	410,479

Total assets	572,924,134

Liabilities
Payable for investment securities purchased	10,087,946
Advisory fee payable	88,864
Administrative fee payable	16,998
Payable for shares of beneficial interest redeemed	4,509
Transfer Agent fee payable	2,568
Accrued expenses	96,966

Total liabilities	10,297,851

Net Assets	$562,626,283

Composition of Net Assets
Shares of beneficial interest, at par	$562,653
Additional paid-in capital	562,060,081
Accumulated net realized gain on investment transactions	3,549

$562,626,283

Net Asset Value Per Share—27 billion shares of beneficial interest authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

1	$562,626,283	562,653,044	$1.00

See notes to financial statements.

AB GOVERNMENT RESERVES PORTFOLIO •	5

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (unaudited)

Investment Income
Interest		$1,306,726

Expenses
Advisory fee (see Note B)	$575,420
Distribution fee—Class 1	287,710
Transfer agency—Class 1	12,994
Custodian	77,695
Registration fees	70,838
Administrative	26,825
Legal	22,395
Audit and tax	22,373
Trustees’ fees	12,217
Printing	7,099
Miscellaneous	5,347

Total expenses	1,120,913
Less: expenses waived and reimbursed by the Distributor (see Note C)	(287,710)

Net expenses		833,203

Net investment income		473,523

Realized Gain on Investment Transactions
Net realized gain on investment transactions		5,294

Net Increase in Net Assets from Operations		$478,817

See notes to financial statements.

6	• AB GOVERNMENT RESERVES PORTFOLIO

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016
Increase in Net Assets from Operations
Net investment income	$473,523		$84,403
Net realized gain (loss) on investment transactions	5,294		(452)

Net increase in net assets from operations	478,817		83,951
Dividends and Distributions to Shareholders from
Net investment income Class 1	(473,523)		(84,403)
Net realized gain on investment transactions Class 1	– 0	–	(3,782)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(62,914,778)		176,024,542

Total increase (decrease)	(62,909,484)		176,020,308
Net Assets
Beginning of period	625,535,767		449,515,459

End of period (including distributions in excess of net investment income of $0 and $0, respectively)	$562,626,283		$625,535,767

See notes to financial statements.

AB GOVERNMENT RESERVES PORTFOLIO •	7

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of ten portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Government Reserves Portfolio (the “Portfolio”), a diversified portfolio. The Portfolio has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares. Only Class 1 shares are currently being offered. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, which approximates market value. Under such method a portfolio instrument is valued at cost and any premium or discount is amortized or accreted, respectively, on a constant basis to maturity.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the

8	• AB GOVERNMENT RESERVES PORTFOLIO

Notes to Financial Statements

inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$504,306,345		$	– 0	–	$504,306,345
Repurchase Agreements		68,000,000		– 0	–		– 0	–	68,000,000

Total(a)		$68,000,000		$504,306,345		$	– 0	–	$572,306,345

(a)	There were no transfers between any levels during the reporting period.

AB GOVERNMENT RESERVES PORTFOLIO •	9

Notes to Financial Statements

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

AllianceBernstein L.P. (the “Adviser”) established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Company’s Board of Directors (the “Board”), including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

10	• AB GOVERNMENT RESERVES PORTFOLIO

Notes to Financial Statements

3. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis.

5. Dividends and Distributions

The Portfolio declares dividends daily from net investment income and are paid monthly. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

6. Repurchase Agreements

It is the Portfolio’s policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Investment Advisory Agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of 0.20% of the Portfolio’s average daily net assets. Prior to May 1, 2015, the Adviser waived its fees and bore certain expenses to the extent necessary to limit total operating expenses on an annual basis to 0.19% of daily average net assets for Class 1.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided

AB GOVERNMENT RESERVES PORTFOLIO •	11

Notes to Financial Statements

to the Portfolio by the Adviser. For the six months ended October 31, 2016, reimbursement for such services amounted to $26,825.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended October 31, 2016, there was no compensation paid to ABIS.

NOTE C

Distribution Services Agreement

The Portfolio has adopted a Distribution Services Agreement (“the Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class 1. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of 0.10% of the Portfolio’s average daily net assets attributable to Class 1 shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended October 31, 2016, the Distributor has voluntarily agreed to waive all of the distribution fees in the amount of $287,710 for Class 1 shares, limiting the effective annual rate to 0.00%.

NOTE D

Investment Transactions, Income Taxes and Distributions to Shareholders

At October 31, 2016, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions to be paid for the year ending April 30, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended April 30, 2016 and April 30, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$88,185	$108,596

Total distributions paid	$88,185	$108,596

12	• AB GOVERNMENT RESERVES PORTFOLIO

Notes to Financial Statements

As of April 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(1,745	)(a)

Total accumulated earnings/(deficit)	$(1,745)

(a)

On April 30, 2016, the Portfolio had a post-October short-term capital loss deferral of $1,696 and a post-October long-term capital loss deferral of $49. These losses are deemed to arise on May 1, 2016.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2016, the Portfolio did not have any capital loss carryforwards.

NOTE E

Transactions in Shares of Beneficial Interest

Transactions, all at $1.00 per share, were as follows:

	Shares
	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016

Class 1
Shares sold	517,298,439	1,835,148,805

Shares issued in reinvestment of dividends and distributions	473,516	87,907

Shares redeemed	(580,686,733)	(1,659,212,170)

Net increase (decrease)	(62,914,778)	176,024,542

NOTE F

Risks Involved in Investing in the Portfolio

Money Market Fund Risk and Regulatory Developments—Money market funds are sometimes unable to maintain a net asset value (“NAV”) at $1.00 per share and, as it is generally referred to, “break the buck.” In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio’s shareholders should not rely on or expect an affiliate of the Portfolio to purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio’s other shareholders. The Portfolio’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

AB GOVERNMENT RESERVES PORTFOLIO •	13

Notes to Financial Statements

Under recently adopted changes to Rule 2a-7, the Portfolio is permitted, but not required, at the discretion of the Portfolio’s Board, under certain circumstances of impaired liquidity of the Portfolio’s investments, to impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time. The Board has determined not to impose liquidity fees on, or suspend, redemptions under any circumstances.

Interest Rate Risk—Changes in interest rates will affect the yield and value of the Portfolio’s investments in short-term securities. A decline in interest rates will affect the Portfolio’s yield as these securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value of short-term securities is usually smaller than for securities with longer maturities.

Credit Risk—Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolio’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE G

New Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. Management has evaluated the implications of these changes and there will be no impact to the financial statements.

14	• AB GOVERNMENT RESERVES PORTFOLIO

Notes to Financial Statements

NOTE H

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that require disclosure in the Portfolio’s financial statements through this date.

AB GOVERNMENT RESERVES PORTFOLIO •	15

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class 1
	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30,				May 6, 2013(a) to April 30, 2014
			2016		2015

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)(c)	.0008		.0002		.0002		.0002
Net realized and unrealized gain (loss) on investment transactions(d)	.0000		(.0000)		.0000		.0000

Net increase in net asset value from operations	.0008		.0002		.0002		.0002

Less: Dividends and Distributions
Dividends from net investment income	(.0008)		(.0002)		(.0002)		(.0002)
Distributions from net realized gain on investment transactions	– 0	–	(.0000	)(d)	(.0000	)(d)	– 0	–

Total dividends and distributions	(.0008)		(.0002)		(.0002)		(.0002)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(e)	.08%		.02%		.02%		.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$562,626		$625,536		$449,515		$497,785
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.29	%^	.24%		.08%		.07	%^
Expenses, before waivers/reimbursements	.39	%^	.39%		.37%		.41	%^
Net investment income(b)	.16	%^	.02%		.02%		.02	%^

(a)	Commencement of operations.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Based on average shares outstanding.

(d)	Amount is less than $0.00005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

^	Annualized.

16	• AB GOVERNMENT RESERVES PORTFOLIO

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Raymond J. Papera, Vice President Maria R. Cona, Vice President Edward J. Dombrowski, Vice President	Lucas Krupa, Vice President Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee. Mr. Foulk and Ms. Jacklin are members of the Pricing Committee.

AB GOVERNMENT RESERVES PORTFOLIO •	17

Board of Directors

Information Regarding the Review and Approval of the Portfolio’s Investment Advisory Contract

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Investment Advisory Contract (the “Advisory Agreement”) with the Adviser in respect of AB Government Reserves Portfolio (the “Portfolio”) at a meeting held on November 3-5, 2015.

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Portfolio was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolio gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Portfolio and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Portfolio, and the overall arrangements between the Portfolio and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their

18	• AB GOVERNMENT RESERVES PORTFOLIO

business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Portfolio. They also noted the professional experience and qualifications of the Portfolio’s portfolio manager and other members of the investment team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Portfolio by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Portfolio to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The directors noted that the Adviser had waived reimbursement of administrative expenses in the Portfolio’s latest fiscal year. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolio’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Portfolio under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Portfolio to the Adviser for calendar years 2013 and 2014 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Portfolio, including those relating to its subsidiaries that provide transfer agency and distribution services to the Portfolio. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available

AB GOVERNMENT RESERVES PORTFOLIO •	19

and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Portfolio before taxes and distribution expenses. The directors noted that the Adviser’s relationship with the Portfolio was not profitable to it in 2013 or 2014.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Portfolio, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolio’s shares and transfer agency fees paid by the Portfolio to a wholly owned subsidiary of the Adviser. The directors recognized that the Portfolio’s unprofitability to the Adviser would be exacerbated without these benefits. The directors also understood that the Adviser also might derive reputational and other benefits from its association with the Portfolio.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for the Portfolio at each regular Board meeting during the year. At the November 2015 meeting, the directors reviewed information prepared by Broadridge showing the performance of the Class 1 Shares of the Portfolio as compared with that of a group of similar funds selected by Broadridge (the “Performance Group”) and as compared with that of a broad array of funds selected by Broadridge (the “Performance Universe”), and information prepared by the Adviser showing performance of the Class 1 Shares as compared with the Barclays Capital 1-3 Month U.S. Treasury Index (the “Index”), in each case for the 1-year period and (in the case of comparisons with the Index) the period since inception (May 2013 inception). The directors noted that on a net and a gross return basis, the Portfolio was in the 2nd quintile of the Performance Group and the Performance Universe for the 1-year period. The Portfolio outperformed the Index in the 1-year period and lagged it in the period since inception. Based on their review, the directors concluded that the Portfolio’s performance was satisfactory.

Advisory Fee and Other Expenses

The directors considered the advisory fee rate paid by the Portfolio to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Portfolio at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors noted that, in the Portfolio’s latest fiscal year, the administrative expense

20	• AB GOVERNMENT RESERVES PORTFOLIO

reimbursement of 1.4 basis points had been waived by the Adviser. The directors also noted that, at the Portfolio’s current size, its contractual advisory fee rate of 20 basis points was lower than the Expense Group median.

The directors also considered the Adviser’s fee schedule for non-fund clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer. The directors noted that the institutional fee rate, which also was a flat fee, was lower than the Portfolio’s fee rate. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those on the schedule reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the AB Funds relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Portfolio, as well as the difference in fee structure, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors considered that, compared with another AB Fund advised by the Adviser that invests in different types of money market securities, the Portfolio has a lower fee rate on assets up to $3 billion and the same rate for assets above $3 billion. The directors also noted that a portfolio of another AB Fund the Adviser advises that invests in money market securities pays no advisory fee but is offered only as a cash management vehicle for selected institutional clients, including most of the AB Funds, that pay advisory fees to the Adviser at various rates.

The directors also considered the total expense ratio of the Class 1 shares of the Portfolio in comparison to the fees and expenses of funds within two comparison groups created by Broadridge: an Expense Group and an Expense Universe. Broadridge described an Expense Group as a representative sample of funds similar to the Portfolio and an Expense Universe as a broader group than the Expense Group, consisting of all funds in the investment classification/objective with a similar load type as the Portfolio. The Class 1 expense ratio of the Portfolio was based on the Portfolio’s latest fiscal year. The directors noted that it was likely that the

AB GOVERNMENT RESERVES PORTFOLIO •	21

expense ratios of some of the other funds in the Portfolio’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Portfolio by others.

The directors noted that the Portfolio’s total expense ratio was higher than the Expense Group median and equal to the Expense Universe median. After discussing with the Adviser the reasons for the Portfolio’s expense ratio, the directors concluded that the Portfolio’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Portfolio does not contain breakpoints and that they had discussed their strong preference, and that of the Senior Officer, for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale at the May 2015 meetings. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolio, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Portfolio’s assets and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

22	• AB GOVERNMENT RESERVES PORTFOLIO

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to November 1, 2016, the Fund was named Global Thematic Growth Fund.

AB GOVERNMENT RESERVES PORTFOLIO •	23

AB Family of Funds

NOTES

24	• AB GOVERNMENT RESERVES PORTFOLIO

NOTES

AB GOVERNMENT RESERVES PORTFOLIO •	25

NOTES

26	• AB GOVERNMENT RESERVES PORTFOLIO

NOTES

AB GOVERNMENT RESERVES PORTFOLIO •	27

NOTES

28	• AB GOVERNMENT RESERVES PORTFOLIO

AB GOVERNMENT RESERVES PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

GR-0152-1016

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: December 27, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: December 27, 2016